Document and Entity Information	Mar. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 26, 2024
Entity File Number	001-38612
Entity Registrant Name	ELECTRAMECCANICA VEHICLES CORP.
Entity Central Index Key	0001637736
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	98-1485035
Entity Address, Address Line One	8127 E. Ray Road
Entity Address, City or Town	Mesa
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85212
City Area Code	604
Local Phone Number	428-7656
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	SOLO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false